UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06179

Flaherty & Crumrine Preferred Income Fund Incorporated
(Exact name of registrant as specified in charter)

301 E. Colorado Boulevard, Suite 720
Pasadena, CA 91101
(Address of principal executive offices) (Zip code)

R. Eric Chadwick
Flaherty & Crumrine Incorporated
301 E. Colorado Boulevard, Suite 720
Pasadena, CA 91101
(Name and address of agent for service)

Registrant's telephone number, including area code: 626-795-7300

Date of fiscal year end: November 30

Date of reporting period: July 1, 2016 – June 30, 2017

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2016 TO JUNE 30, 2017

REGISTRANT NAME: Flaherty & Crumrine Preferred Income Fund Incorporated
INVESTMENT COMPANY ACT FILE NUMBER: 811 - 06179
REPORTING PERIOD:           07/01/2016 - 06/30/2017
REGISTRANT ADDRESS: 301 E. Colorado Boulevard, Suite 720, Pasadena, California 91101

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund's Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
CIT Group Inc	CIT	125581801	5/9/2017	Approve annual vote on executive compensation	Issuer	Yes	For	For
CIT Group Inc	CIT	125581801	5/9/2017	Approve auditor	Issuer	Yes	For	For
CIT Group Inc	CIT	125581801	5/9/2017	Approve compensation of executive officers	Issuer	Yes	For	For
CIT Group Inc	CIT	125581801	5/9/2017	Approve directors	Issuer	Yes	For	For
ENDURANCE SPECIALTY HOLDINGS	ENH	29267H406	1/27/2017	Approve adjournment of special meeting to solicit additional proxies if needed	Issuer	Yes	For	For
ENDURANCE SPECIALTY HOLDINGS	ENH	29267H406	1/27/2017	Approve merger with SOMPO Holdings, Inc.	Issuer	Yes	For	For
FT REAL ESTATE SECS CO	FHN	302663208	5/9/2017	Approve directors	Issuer	No	N/A	N/A
Kinder Morgan Incorporated	KMI	49456B101	5/10/2017	Annual sustainability report	Security Holder	Yes	Against	For
Kinder Morgan Incorporated	KMI	49456B101	5/10/2017	Approve auditor	Issuer	Yes	For	For
Kinder Morgan Incorporated	KMI	49456B101	5/10/2017	Approve directors	Issuer	Yes	For	For
Kinder Morgan Incorporated	KMI	49456B101	5/10/2017	Assessment of impacts of technological advances and climate change policies	Security Holder	Yes	Against	For
Kinder Morgan Incorporated	KMI	49456B101	5/10/2017	Proxy access bylaw	Security Holder	Yes	Against	For
Kinder Morgan Incorporated	KMI	49456B101	5/10/2017	Report on methane emissions	Security Holder	Yes	Against	For
WMI Holdings Corporation	WMIH	92936P100	6/1/2017	Approve auditor	Issuer	Yes	For	For
WMI Holdings Corporation	WMIH	92936P100	6/1/2017	Approve directors	Issuer	Yes	For	For
WMI Holdings Corporation	WMIH	92936P100	6/1/2017	Approve executive compensation	Issuer	Yes	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Flaherty & Crumrine Preferred Income Fund Incorporated

By (Signature and Title)*	/s/ R. Eric Chadwick
R. Eric Chadwick, Chief Executive Officer and President
(principal executive officer)

Date	August 24, 2017

*Print the name and title of each signing officer under his or her signature.